INVESTMENT PROPERTIES - Components of investment properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Properties:
Investment properties	$ 8,839,571	$ 7,971,158
Income-producing properties
Investment Properties:
Investment properties	8,486,105	7,727,368	$ 5,786,338
Properties under development
Investment Properties:
Investment properties	272,504	162,817	31,488
Land held for development
Investment Properties:
Investment properties	$ 80,962	$ 80,973	$ 37,757